CONTENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Schedule of content assets

	2021	2022	2022
	RUB	RUB	$
Licensed content, net
Released licensed content, net	7,840	7,503	106.7
Advances for licensed content	1,536	1,723	24.4
Produced content, net
Released, less amortization	1,927	2,427	34.5
Completed and not released	-	757	10.8
In production and in development	2,464	4,434	63.1
Content assets	13,767	16,844	239.5

Schedule of amortization of content assets

	2020	2021	2022	2022
	RUB	RUB	RUB	$
Licensed content	2,625	5,904	7,903	112.4
Produced content	388	482	1,041	14.8
Total amortization of content assets	3,013	6,386	8,944	127.2

Schedule of estimated amortization expense

	Acquired	Other	Total
	intangible	intangible	intangible
	assets	assets	assets
	RUB	RUB	RUB	$
2023	4,356	2,449	6,805	96.7
2024	4,177	1,515	5,692	80.9
2025	3,664	622	4,286	60.9
2026	2,788	271	3,059	43.5
2027	2,022	108	2,130	30.4
Thereafter	8,042	8	8,050	114.5
Total	25,049	4,973	30,022	426.9

Content Assets
Finite-Lived Intangible Assets [Line Items]
Schedule of estimated amortization expense

	Licensed	Produced	Total
	content	content	content assets
	RUB	RUB	RUB	$
2023	3,882	910	4,792	68.1
2024	1,870	795	2,665	37.9
2025	906	505	1,411	20.1
Total	6,658	2,210	8,868	126.1